ACCOUNTS RECEIVABLE (Schedule of Ageing analysis of accounts receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Accounts receivable	$ 38,243	$ 65,311
Less: allowance for credit losses	(15,991)	(33,864)	$ (52,831)	$ (40,144)
Accounts receivable, net	22,252	31,447
Within 3 months
ACCOUNTS RECEIVABLE
Accounts receivable	18,501	21,464
3 months to 6 months
ACCOUNTS RECEIVABLE
Accounts receivable	4,233	6,203
6 months to 12 months
ACCOUNTS RECEIVABLE
Accounts receivable	5,399	9,554
Over 1 year
ACCOUNTS RECEIVABLE
Accounts receivable	$ 10,110	$ 28,090